Taxes on Income (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Operating loss carry forward	$ 1,688	$ 1,293
Research and development	8	15
Reserves and allowances	8	4
Net deferred tax asset before valuation allowance	1,704	1,312
Valuation allowance	(1,704)	(1,312)
Net deferred tax asset